LEASE RECEIVABLES	12 Months Ended
Mar. 31, 2012
LEASE RECEIVABLES

8. LEASE RECEIVABLES

Lease receivables represent capital leases which consist of sales-type leases. Most of the lease receivables are recognized at TA Triumph-Adler GmbH (TA). These receivables typically have terms ranging from one year to seven years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Total minimum lease payments receivable	¥35,963	¥32,683
Unguaranteed residual values	1,975	1,522
Unearned income	(3,056)	(2,544)
Executory costs	(20)	(21)

	34,862	31,640
Less, allowance for doubtful receivables	(493)	(382)

	34,369	31,258
Less, portion due within one year	(11,739)	(11,307)

Total	¥22,630	¥19,951

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Balance at beginning of year	¥541	¥571	¥493
Charged to costs or expenses, or charge-off	53	(44)	(69)
Others*	(23)	(34)	(42)

Balance at end of year	¥571	¥493	¥382

*	Others consist mainly of foreign currency translation adjustments and business acquisitions during the year.

TA estimates allowances for doubtful accounts related to lease receivables at the portfolio level.

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2013	¥12,419
2014	8,434
2015	6,127
2016	3,856
2017	1,521
2018 and thereafter	326

Total	¥32,683

TA transfers the capital lease receivables to a third party in exchange for cash, however, the transfer of the capital lease receivables did not qualify as a sale for financial reporting purpose because TA has the right to repurchase the receivables. Accordingly, Kyocera has accounted for the cash received as a secured borrowing and it is included in long-term debt. As a result of the transaction, capital lease receivables in the amount of ¥31,719 million and ¥28,086 million as of March 31, 2011 and 2012 have been recorded on the balance sheet, respectively.